Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Warrants [Abstract]
WARRANTS:

10. WARRANTS

On January 31, 2014 the expiration date of outstanding warrants issued to one of the Company’s placement agents to purchase 1,342,500 shares of the Company’s common stock at $1.10 per share, due to expire on such date was extended by the Company through January 31, 2018. The following information was input into BSM to compute a fair value price of $.104 for each modified warrant:

Exercise price	$1.10
Term	4 years
Expected volatility	37%
Dividend yield	0%
Risk-free interest rate	.09%

For the three months ended March 31, 2015 and 2014, compensation expense of $0 and $2,800 respectively was recorded related to these warrants.

The following table summarizes information about outstanding stock warrants as of March 31, 2015 all of which are exercisable:

		Weighted Average
Exercise	Number	Remaining
Price	Outstanding	Contractual Life

$1.10	1,342,500	3 years
1.00	2,000,004	6 years
$0.55	1,773,027	7 years
	5,115,531

8. WARRANTS:

On January 31, 2014 the expiration date of outstanding warrants issued to one of the Company’s placement agents to purchase 1,342,500 shares of the Company’s common stock at $1.10 per share, due to expire on January 31, 2014 was extended by the Company through January 31, 2018. The following information was input into BSM to compute a fair value price of $.104 for each modified warrant:

Exercise price	$1.10
Term	4 years
Expected volatility	37%
Dividend yield	0%
Risk-free interest rate	.09%

For the years ended December 31, 2014 and 2013, compensation expense of $139,620 and $1,916 respectively was recorded related to these warrants.

The following table summarizes information about outstanding stock warrants as of December 31, 2014 all of which are exercisable:

		Weighted Average
Exercise	Number	Remaining
Price	Outstanding	Contractual Life

$1.10	1,342,500	3 years
1.00	2,000,004	6 years
$0.55	1,773,027	7 years
	5,115,531